CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheet

CONDENSED BALANCE SHEET

	September 30
	2022	2023	2023
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	6,394	3,952	550
Other receivables	235	619	86
Due from inter-companies	216,571	237,923	33,138
Due to related parties	696	4,294	(237)
Total current assets (liabilities)	223,896	246,788	33,537
Investment in unconsolidated subsidiaries	(356,347)	(302,606)	(41,311)
Total assets (liabilities)	(132,451)	(55,818)	(7,774)

AND EQUITY
Total stockholders’ equity (deficit)	(133,872)	(57,398)	(7,994)

Schedule of Condensed Statement of Income and Comprehensive Income

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(19,302)	(5,246)	(5,019)	(699)
Loss from operations	(19,302)	(5,246)	(5,019)	(699)
Equity method loss	(72,213)	(1,004)	60,354	8,406
Interest expense	(14)	(15)	(3)	—
Loss before income taxes	(91,529)	(6,265)	55,332	7,707
Income tax expense	—	—	—	—

Net loss	(91,529)	(6,265)	55,332	7,707
Other comprehensive loss
Foreign currency translation difference	(816)	447	(214)	(30)
Total comprehensive loss	(92,345)	(5,818)	55,118	7,677

Schedule of Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Net cash provided by operating activities	—	(4,567)	(19,864)	(2,767)
Net cash provided by financing activities	(8,637)	1,614	17,636	2,456
Net increase in cash and cash equivalents	(8,637)	(2,953)	(2,228)	(311)
Cash and cash equivalents, beginning of year	18,353	8,900	6,394	891
Effect of exchange rate changes on cash and cash equivalents	(816)	447	(214)	(30)
Cash and cash equivalents, end of year	8,900	6,394	3,952	550